Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 29	$ 24
Provision for credit losses
Purchases	3	2
Changes in risk, parameters and exposures	(4)	(3)
Exchange rate and other	(2)	(1)
Balance at end of period	26	22
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	10	5
Provision for credit losses
Purchases	3	2
Changes in risk, parameters and exposures	(5)	(2)
Balance at end of period	8	5
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	19	19
Provision for credit losses
Changes in risk, parameters and exposures	1	(1)
Exchange rate and other	(2)	(1)
Balance at end of period	$ 18	$ 17